PROPERTY AND EQUIPMENT (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 1,355	$ 1,346
Accumulated depreciation	1,207	1,148
Depreciated cost	148	198
Depreciation expense	103	91	$ 96
Computers and Peripheral Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	1,104	1,094
Accumulated depreciation	1,015	961
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Cost	213	216
Accumulated depreciation	174	170
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Cost	38	36
Accumulated depreciation	$ 18	$ 17